MUNIHOLDINGS NEW YORK INSURED FUND III, INC.



                                                        January 27, 1999

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

                  Re: MuniHoldings New York Insured Fund III, Inc., Pre-Effective Amendment No. 2 to
                        Registration Statement on Form N-2
                        (Securities Act File No. 333-68419)
                        (Investment Company Act File No. 811-09131)
                        --------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings New York Insured Fund III, Inc. (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

     (2) the text of Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on January 26, 1999.

                                    Very truly yours,

                                    MUNIHOLDINGS NEW YORK INSURED
                                    FUND III, INC.


                                    By:     /s/ Alice A. Pellegrino
                                                Alice A. Pellegrino
                                                     Secretary